Income Taxes (Details) - Schedule of Net Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Start-up costs	$ 318,746	$ 80,230
Net operating loss carryforwards	15,119
Total deferred tax assets	333,864	80,230
Valuation allowance	(333,864)	(80,230)
Deferred tax assets, net of allowance